Trade and Other Receivables - Trade Receivables and Accrued Income Past Overdue (Details) - GBP (£) £ in Thousands	Jun. 30, 2025	Jun. 30, 2024
Gross carrying amount
Disclosure of Trade and Other Receivables [Line Items]
Trade receivables and accrued income	£ 180,153	£ 167,113
Expected credit loss allowance
Disclosure of Trade and Other Receivables [Line Items]
Trade receivables and accrued income	(4,981)	(3,064)
Current | Gross carrying amount
Disclosure of Trade and Other Receivables [Line Items]
Trade receivables and accrued income	139,532	137,482
Current | Expected credit loss allowance
Disclosure of Trade and Other Receivables [Line Items]
Trade receivables and accrued income	0	(66)
1 - 30 days overdue | Gross carrying amount
Disclosure of Trade and Other Receivables [Line Items]
Trade receivables and accrued income	11,479	11,759
1 - 30 days overdue | Expected credit loss allowance
Disclosure of Trade and Other Receivables [Line Items]
Trade receivables and accrued income	0	(1)
31 - 60 days overdue | Gross carrying amount
Disclosure of Trade and Other Receivables [Line Items]
Trade receivables and accrued income	9,241	9,045
31 - 60 days overdue | Expected credit loss allowance
Disclosure of Trade and Other Receivables [Line Items]
Trade receivables and accrued income	(105)	(126)
61 - 90 days overdue | Gross carrying amount
Disclosure of Trade and Other Receivables [Line Items]
Trade receivables and accrued income	6,547	2,605
61 - 90 days overdue | Expected credit loss allowance
Disclosure of Trade and Other Receivables [Line Items]
Trade receivables and accrued income	(133)	(87)
Over 90 days overdue | Gross carrying amount
Disclosure of Trade and Other Receivables [Line Items]
Trade receivables and accrued income	13,354	6,222
Over 90 days overdue | Expected credit loss allowance
Disclosure of Trade and Other Receivables [Line Items]
Trade receivables and accrued income	£ (4,743)	£ (2,784)